PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 100.3%
Common Stocks
Australia 4.6%
Goodman Group, REIT	630,423	$10,464,502
NEXTDC Ltd.*	635,784	5,755,853
Scentre Group, REIT	11,378,481	22,620,959
Stockland, REIT	2,964,925	8,755,753
		47,597,067
Belgium 2.4%
Shurgard Self Storage Ltd., REIT	283,553	13,151,719
Warehouses De Pauw CVA, REIT	401,330	11,741,778
		24,893,497
Canada 2.6%
Boardwalk Real Estate Investment Trust, REIT	77,827	4,040,555
Canadian Apartment Properties REIT, REIT	111,814	3,881,408
Chartwell Retirement Residences, UTS	736,411	6,567,420
InterRent Real Estate Investment Trust, REIT	555,435	5,564,885
Killam Apartment Real Estate Investment Trust, REIT	489,508	6,819,506
RioCan Real Estate Investment Trust, REIT	3,052	41,520
		26,915,294
France 2.0%
Klepierre SA, REIT	480,956	12,452,281
Unibail-Rodamco-Westfield, REIT*	117,978	8,447,777
		20,900,058
Germany 1.7%
Vonovia SE	568,758	17,718,154
Hong Kong 3.1%
CK Asset Holdings Ltd.	709,099	3,199,698
Link REIT, REIT	1,518,867	7,618,160
Sun Hung Kai Properties Ltd.	1,425,874	13,308,243
Swire Properties Ltd.	268	501
Wharf Real Estate Investment Co. Ltd.	2,434,823	7,133,627
		31,260,229
Japan 9.8%
GLP J-REIT, REIT	6,957	6,211,446

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Hoshino Resorts REIT, Inc., REIT	1,269	$4,428,818
Invincible Investment Corp., REIT	15,060	6,191,184
Japan Hotel REIT Investment Corp., REIT	16,592	8,526,604
Mitsubishi Estate Co. Ltd.	556,523	7,711,138
Mitsui Fudosan Co. Ltd.	1,026,230	25,762,248
Mitsui Fudosan Logistics Park, Inc., REIT	1,085	3,252,754
Nippon Accommodations Fund, Inc., REIT	592	2,464,575
Nippon Building Fund, Inc., REIT	2,007	8,120,544
Nippon Prologis REIT, Inc., REIT	6,451	11,477,637
Nomura Real Estate Master Fund, Inc., REIT	6,316	6,911,381
Tokyu Fudosan Holdings Corp.	1,416,757	9,474,671
		100,533,000
Singapore 3.3%
CapitaLand Ascendas REIT, REIT	5,402,963	11,709,459
CapitaLand Ascott Trust, REIT, UTS	11,550,266	8,234,578
CapitaLand Investment Ltd.	3,795,357	8,331,905
Frasers Logistics & Commercial Trust, REIT	6,409,973	5,335,926
		33,611,868
Sweden 2.0%
Castellum AB*	616,163	7,932,412
Catena AB	133,584	5,695,582
Sagax AB (Class B Stock)	271,965	6,609,112
		20,237,106
United Kingdom 5.4%
Big Yellow Group PLC, REIT	439,681	6,357,801
British Land Co. PLC (The), REIT	1,708,525	8,212,400
Grainger PLC	3,067,210	10,185,855
Great Portland Estates PLC, REIT	1,246,214	6,557,189
Tritax Big Box REIT PLC, REIT	5,712,365	11,959,334
UNITE Group PLC (The), REIT	920,269	11,757,205
		55,029,784
United States 63.4%
Alexandria Real Estate Equities, Inc., REIT	177,621	21,474,379
American Homes 4 Rent (Class A Stock), REIT	188,652	6,612,253
Americold Realty Trust, Inc., REIT	328,318	9,028,745
Apartment Income REIT Corp., REIT	180,286	5,893,549
Brixmor Property Group, Inc., REIT	502,673	11,279,982

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Broadstone Net Lease, Inc., REIT	562,754	$9,043,457
Camden Property Trust, REIT	40,787	3,827,452
CareTrust REIT, Inc., REIT	761,099	15,922,191
Community Healthcare Trust, Inc., REIT	386,278	9,884,854
Digital Realty Trust, Inc., REIT	149,819	21,043,577
EPR Properties, REIT	153,784	6,808,018
Equinix, Inc., REIT	71,335	59,191,643
Equity Residential, REIT	374,003	22,511,240
Essential Properties Realty Trust, Inc., REIT(a)	624,482	15,555,847
Extra Space Storage, Inc., REIT	55,802	8,060,041
Host Hotels & Resorts, Inc., REIT	973,040	18,701,829
InvenTrust Properties Corp., REIT	204,174	5,069,640
Iron Mountain, Inc., REIT(a)	219,164	14,797,953
Kilroy Realty Corp., REIT	375,092	13,413,290
Mid-America Apartment Communities, Inc., REIT	94,140	11,897,413
Prologis, Inc., REIT	645,335	81,757,492
Public Storage, REIT	152,414	43,162,121
Realty Income Corp., REIT	835,528	45,444,368
Regency Centers Corp., REIT	106,317	6,662,886
Retail Opportunity Investments Corp., REIT	312,302	4,244,184
Simon Property Group, Inc., REIT	291,629	40,422,696
SITE Centers Corp., REIT	773,215	10,299,224
SL Green Realty Corp., REIT	65,403	2,939,865
STAG Industrial, Inc., REIT	428,405	15,825,281
Sun Communities, Inc., REIT	124,484	15,604,069
UDR, Inc., REIT	418,314	15,067,670
Ventas, Inc., REIT	107,165	4,971,384
Veris Residential, Inc., REIT	1,510,330	23,032,532
VICI Properties, Inc., REIT	412,514	12,424,922
Welltower, Inc., REIT	459,576	39,757,920
		651,633,967

Total Long-Term Investments (cost $949,747,001)		1,030,330,024

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $6,323,766; includes $6,286,259 of cash collateral for securities on loan)(b)(wb)	6,326,511	$6,324,613

TOTAL INVESTMENTS 100.9% (cost $956,070,767)		1,036,654,637
Liabilities in excess of other assets (0.9)%		(8,744,558)

Net Assets 100.0%		$1,027,910,079

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,100,985; cash collateral of $6,286,259 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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